UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22058

Nuveen Tax-Advantaged Dividend Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Tax-Advantaged Dividend Growth Fund (JTD)
	March 31, 2013

Shares	Description (1)				Value
	Common Stocks - 103.9% (72.3% of Total Investments)
	Aerospace & Defense - 2.7%
66,823	Raytheon Company				$ 3,928,524
53,500	Safran SA, (2)				2,390,380
	Total Aerospace & Defense				6,318,904
	Automobiles - 0.8%
35,800	Daimler AG, (2)				1,951,218
	Beverages - 4.2%
161,890	Coca-Cola Company				6,546,832
89,300	Heineken NV, (2)				3,361,252
	Total Beverages				9,908,084
	Capital Markets - 2.0%
18,805	BlackRock Inc.				4,830,628
	Chemicals - 2.8%
139,000	Linde AG, (2)				2,596,520
48,200	Syngenta AG, ADR				4,036,750
	Total Chemicals				6,633,270
	Commercial Banks - 8.5%
41,000	BOC Hong Kong Holdings Limited, (2)				2,735,922
81,353	Cullen/Frost Bankers, Inc.				5,087,003
49,200	HSBC Holdings PLC				2,624,328
27,000	Toronto-Dominion Bank				2,248,290
110,500	Wells Fargo & Company				4,087,395
20,800	Westpac Banking Corporation				3,350,048
	Total Commercial Banks				20,132,986
	Communications Equipment - 3.5%
51,800	Motorola Solutions Inc.				3,316,754
72,565	QUALCOMM, Inc.				4,858,227
	Total Communications Equipment				8,174,981
	Computers & Peripherals - 1.3%
6,800	Apple, Inc.				3,009,884
	Diversified Financial Services - 2.5%
123,755	JPMorgan Chase & Co.				5,873,412
	Diversified Telecommunication Services - 2.4%
156,453	AT&T Inc.				5,740,261
	Electric Utilities - 2.9%
65,039	NextEra Energy Inc.				5,052,230
189,000	Red Electrica Corporacion, S.A., (2)				1,905,139
	Total Electric Utilities				6,957,369
	Electrical Equipment - 4.5%
128,200	ABB Limited, (3)				2,917,832
70,000	Eaton PLC				4,287,500
62,461	Emerson Electric Company				3,489,696
	Total Electrical Equipment				10,695,028
	Energy Equipment & Services - 1.0%
55,700	Tenaris, S.A.				2,271,446
	Food & Staples Retailing - 2.2%
94,400	CVS Caremark Corporation				5,191,056
	Food Products - 2.8%
172,400	Danone, (2)				2,418,772
57,100	McCormick & Company, Incorporated				4,199,705
	Total Food Products				6,618,477
	Gas Utilities - 2.1%
102,300	ONEOK, Inc.				4,876,641
	Health Care Equipment & Supplies - 1.5%
50,500	Covidien PLC				3,425,920
	Health Care Providers & Services - 1.0%
73,200	Fresenius SE, ADR				2,478,552
	Hotels, Restaurants & Leisure - 3.0%
213,000	Compass Group PLC, (2)				2,728,530
61,884	YUM! Brands, Inc.				4,451,935
	Total Hotels, Restaurants & Leisure				7,180,465
	Household Durables - 2.0%
143,200	Leggett and Platt Inc.				4,837,296
	Industrial Conglomerates - 1.2%
45,100	Jardine Matheson Holdings Limited, (2)				2,936,010
	IT Services - 1.9%
20,910	International Business Machines Corporation (IBM)				4,460,103
	Machinery - 3.7%
31,900	Caterpillar Inc.				2,774,343
36,400	Kubota Corporation				2,626,988
67,113	PACCAR Inc.				3,393,233
	Total Machinery				8,794,564
	Media - 3.7%
109,300	Pearson Public Limited Company				1,966,307
41,700	Time Warner Cable, Class A				4,005,702
34,100	WPP Group PLC				2,732,092
	Total Media				8,704,101
	Metals & Mining - 1.2%
42,700	BHP Billiton PLC, ADR				2,921,961
	Office Electronics - 0.7%
42,100	Canon Inc.				1,544,649
	Oil, Gas & Consumable Fuels - 7.8%
123,600	BG PLC., Sponsored ADR, (2)				2,119,740
49,850	Chevron Corporation				5,923,177
129,300	Kinder Morgan, Inc.				5,001,324
54,100	Phillips 66				3,785,377
33,600	Total S.A., Sponsored ADR				1,612,128
	Total Oil, Gas & Consumable Fuels				18,441,746
	Personal Products - 1.0%
72,400	L’Oreal, (2)				2,291,460
	Pharmaceuticals - 8.7%
137,630	AbbVie Inc.				5,612,551
56,100	Merck KGaA, (2)				2,826,273
40,300	Novartis AG, Sponsored ADR				2,870,972
25,500	Novo-Nordisk A/S				4,118,250
175,550	Pfizer Inc.				5,066,373
	Total Pharmaceuticals				20,494,419
	Professional Services - 1.0%
142,500	Experian PLC, (2)				2,469,525
	Road & Rail - 1.4%
23,400	Union Pacific Corporation				3,332,394
	Semiconductors & Equipment - 2.3%
150,054	Microchip Technology Incorporated				5,515,985
	Software - 3.4%
170,150	Microsoft Corporation, (3)				4,867,992
39,200	SAP AG, Sponsored ADR				3,157,168
	Total Software				8,025,160
	Specialty Retail - 1.4%
84,600	Lowe’s Companies, Inc.				3,208,032
	Textiles, Apparel & Luxury Goods - 1.9%
26,905	VF Corporation				4,513,314
	Thrifts & Mortgage Finance - 1.8%
292,980	New York Community Bancorp Inc.				4,204,263
	Tobacco - 4.2%
126,132	Lorillard Inc.				5,089,426
51,089	Philip Morris International				4,736,461
	Total Tobacco				9,825,887
	Trading Companies & Distributors - 0.9%
83,500	Itochu Corporation, (2)				2,044,915
	Wireless Telecommunication Services - 2.0%
116,200	Softbank Corporation, (2)				2,649,360
74,000	Vodafone Group PLC, Sponsored ADR				2,102,340
	Total Wireless Telecommunication Services				4,751,700
	Total Common Stocks (cost $190,345,786)				245,586,066

Shares	Description (1)	Coupon		Ratings (4)	Value
	Convertible Preferred Securities - 0.0% (0.0% of Total Investments)
	Thrifts & Mortgage Finance - 0.0%
1,900	New York Community Capital Trust V	6.000%		Baa3	$ 92,245
	Total Convertible Preferred Securities (cost $91,536)				92,245

Shares	Description (1)	Coupon		Ratings (4)	Value
	$25 Par (or similar) Retail Structures - 26.4% (18.4% of Total Investments)
	Capital Markets - 2.5%
900	Allied Capital Corporation	6.875%		BBB	$ 22,689
32,575	Apollo Investment Corporation	6.625%		BBB	808,511
32,400	Ares Capital Corporation	7.000%		BBB	869,292
35,000	Fifth Street Finance Corporation, (5), (WI/DD)	6.125%		BBB-	861,000
8,300	Gladstone Investment Corporation, (5)	7.125%		N/R	220,614
16,325	Goldman Sachs Group Inc.	5.950%		BB+	413,023
14,300	Hercules Technology Growth Capital Incorporated	7.000%		N/R	371,943
15,200	MVC Capital, Inc.	7.250%		N/R	384,712
71,250	Solar Capital Limited	6.750%		BBB-	1,767,000
11,000	Triangle Capital Corporation	7.000%		N/R	287,210
	Total Capital Markets				6,005,994
	Commercial Banks - 5.5%
28,500	Associated Banc-Corp.	8.000%		BB+	818,805
57,400	BB&T Corporation	5.850%		BBB	1,505,028
8,700	Cobank Agricultural Credit Bank, (5)	6.250%		A-	924,647
48,015	First Niagara Finance Group	8.625%		BB+	1,410,681
29,200	First Republic Bank of San Francisco	6.200%		BBB	789,276
25,000	GMAC LLC	7.350%		BB-	640,250
10,300	HSBC Holdings PLC	8.000%		BBB+	289,430
5,625	Medley Capital Corporation, (6)	6.125%		N/R	141,300
40,000	PNC Financial Services	6.125%		BBB	1,106,800
100,000	U.S. Bancorp.	6.500%		BBB+	2,986,000
30,720	Zions Bancorporation	7.900%		BB	872,141
58,723	Zions Bancorporation	9.500%		BB	1,517,990
	Total Commercial Banks				13,002,348
	Consumer Finance - 1.4%
24,500	Discover Financial Services	6.500%		BB	633,080
18,326	GMAC LLC	7.250%		BB-	467,130
62,800	HSBC Finance Corporation	6.360%		BBB+	1,581,304
25,000	HSBC USA Inc.	6.500%		BBB+	636,250
	Total Consumer Finance				3,317,764
	Diversified Consumer Services - 1.0%
92,100	Gabelli Equity Trust	5.000%		AAA	2,432,361
	Diversified Financial Services - 2.0%
4,615	Citigroup Inc.	8.125%		BB	135,635
30,900	Countrywide Capital Trust IV	6.750%		BB+	782,697
98,700	JPMorgan Chase & Company	5.500%		BBB	2,497,110
36,350	Main Street Capital Corporation, (5)	6.125%		N/R	908,750
14,650	PennantPark Investment Corporation	6.250%		BBB-	369,180
	Total Diversified Financial Services				4,693,372
	Electric Utilities - 0.2%
17,500	SCE Trust I	5.625%		Baa2	460,075
	Energy Equipment & Services - 0.0%
5,200	Greenhunter Energy, Inc.	10.000%		N/R	95,264
	Household Durables - 0.4%
33,800	Pitney Bowes Inc.	6.700%		BBB	870,012
	Insurance - 5.4%
67,200	Allstate Corporation	5.100%		Baa1	1,759,296
62,400	American Financial Group	7.000%		BBB+	1,671,696
28,100	Argo Group US Inc.	6.500%		BBB-	708,682
14,298	Aspen Insurance Holdings Limited	7.401%		BBB-	388,906
50,000	Aspen Insurance Holdings Limited	7.250%		BBB-	1,371,500
27,300	Axis Capital Holdings Limited	6.875%		BBB	738,738
81,891	Endurance Specialty Holdings Limited	7.500%		BBB-	2,215,970
1,000	Maiden Holdings NA Limited	8.250%		BBB-	26,850
58,100	Principal Financial Group	6.518%		BBB	1,536,164
69,800	Prudential Financial Inc.	5.700%		BBB+	1,751,980
25,800	Reinsurance Group of America Inc.	6.200%		BBB	702,534
	Total Insurance				12,872,316
	Multi-Utilities - 1.8%
25,000	Dominion Resources Inc.	8.375%		BBB	669,000
95,460	DTE Energy Company	6.500%		Baa2	2,629,923
32,500	Scana Corporation	7.700%		BBB-	895,050
	Total Multi-Utilities				4,193,973
	Oil, Gas & Consumable Fuels - 0.1%
5,300	Magnum Hunter Resources Corporation	8.000%		N/R	248,676
	Real Estate Investment Trust - 6.1%
40,000	Apartment Investment & Management Company	7.000%		N/R	1,061,600
62,500	Ashford Hospitality Trust Inc.	9.000%		N/R	1,725,625
31,350	Developers Diversified Realty Corporation	6.500%		Ba1	792,841
72,500	Dupont Fabros Technology	7.875%		Ba2	1,952,425
25,000	Equity Residential Properties Trust, (5)	8.290%		Baa2	1,621,875
22,100	Inland Real Estate Corporation	8.125%		N/R	592,722
9,200	National Retail Properties Inc.	6.625%		Baa3	244,260
22,900	Northstar Realty Finance Corporation	8.875%		N/R	591,965
32,400	Northstar Realty Finance Corporation	8.250%		N/R	807,408
36,600	Penn Real Estate Investment Trust	7.375%		N/R	940,254
2,000	Prologis Inc., (5)	8.540%		Baa3	127,250
10,500	Rait Financial Trust	7.750%		N/R	257,250
33,000	Regency Centers Corporation	6.625%		Baa3	873,510
50,000	Senior Housing Properties Trust	5.625%		BBB-	1,252,500
37,000	Taubman Centers, Inc., Series K, (6)	6.250%		N/R	924,630
19,652	Vornado Realty LP	7.875%		BBB	532,962
	Total Real Estate Investment Trust				14,299,077
	Total $25 Par (or similar) Retail Structures (cost $58,065,366)				62,491,232

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Corporate Bonds - 1.1% (0.8% of Total Investments)
	Capital Markets - 0.2%
$ 545	Jefferies Group, Inc.	6.500%	1/20/43	BBB	$ 580,967
	Commercial Services & Supplies - 0.0%
20	R.R. Donnelley & Son Company	7.875%	3/15/21	BB	20,850
	Insurance - 0.6%
1,011	Protective Life Corporation	8.450%	10/15/39	A-	1,332,820
	Media - 0.3%
694	R.R. Donnelley & Son Company	8.250%	3/15/19	BB	749,520
$ 2,270	Total Corporate Bonds (cost $2,606,787)				2,684,157

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (4)	Value
	$1,000 Par (or similar) Institutional Structures - 7.8% (5.4% of Total Investments)
	Commercial Banks - 2.4%
1,000	PNC Financial Services Inc., (13)	6.750%	N/A (7)	BBB	$ 1,143,737
3,500	Wells Fargo & Company	7.500%	N/A (7)	BBB+	4,510,625
	Total Commercial Banks				5,654,362
	Diversified Financial Services - 2.1%
1,210	Bank of America Corporation	7.250%	N/A (7)	BB+	1,473,974
1,100	General Electric Capital Corporation, (3), (13)	6.250%	N/A (7)	AA-	1,207,286
1,000	General Electric Capital Corporation, (13)	7.125%	N/A (7)	AA-	1,163,065
1,000	JPMorgan Chase & Company, (13)	7.900%	N/A (7)	BBB	1,148,829
	Total Diversified Financial Services				4,993,154
	Food Products - 0.9%
20	HJ Heinz Finance Company, 144A, (13)	8.000%	7/15/13	BBB-	2,046,250
	Insurance - 2.4%
1,482	Liberty Mutual Group, 144A, (13)	7.800%	3/15/37	Baa3	1,726,530
1,000	MetLife Inc., (13)	10.750%	8/01/39	BBB	1,552,500
212	Prudential PLC, (13)	7.750%	N/A (7)	A-	228,430
1,508	Swiss Re Capital I, 144A, (13)	6.854%	N/A (7)	A	1,596,218
594	Symetra Financial Corporation, 144A, (13)	8.300%	10/15/37	BBB-	628,155
	Total Insurance				5,731,833
	Total $1,000 Par (or similar) Institutional Structures (cost $15,268,671)				18,425,599

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 4.5% (3.1% of Total Investments)
$ 10,503	Repurchase Agreement with State Street Bank, dated 3/28/13, repurchase price $10,503,248, collateralized by: $9,935,000 U.S. Treasury Notes, 2.375%, due 10/31/14, value $10,367,550 and $340,000 U.S. Treasury Notes, 1.375%, due 11/30/15, value $350,919	0.010%	4/01/13		$ 10,503,236
	Total Short-Term Investments (cost $10,503,236)				10,503,236
	Total Investments (cost $276,881,382) - 143.7%				339,782,535
	Borrowings - (40.6)% (8), (9)				(96,000,000)
	Other Assets Less Liabilities - (3.1)% (10)				(7,288,169)
	Net Assets Applicable to Common Shares - 100%				$ 236,494,366

Investments in Derivatives as of March 31, 2013

Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (11)	Date	Price	Value (10)
	Call Options Written
(75)	NASDAQ 100 INDEX	$ (21,000,000)	4/20/13	$ 2,800	$ (316,875)
(50)	NASDAQ 100 INDEX	(14,125,000)	4/20/13	2,825	(135,250)
(75)	NASDAQ 100 INDEX	(21,375,000)	4/20/13	2,850	(115,125)
(25)	RUSSELL 2000® INDEX	(2,325,000)	5/18/13	930	(82,750)
(25)	RUSSELL 2000® INDEX	(2,375,000)	5/18/13	950	(50,250)
(75)	S&P 500® Index	(11,550,000)	4/20/13	1,540	(264,375)
(75)	S&P 500® Index	(11,662,500)	4/20/13	1,555	(180,750)
(100)	S&P 500® Index	(15,700,000)	5/18/13	1,570	(235,500)
(100)	S&P 500® Index	(15,850,000)	5/18/13	1,585	(158,500)
(600)	Total Call Options Written (premiums received $1,114,531)	$ (115,962,500)			$ (1,539,375)

Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (12)	Date	(Depreciation) (10)
JPMorgan	$ 16,750,000	Receive	1-Month USD-LIBOR	1.412%	Monthly	3/29/11	3/29/14	$ (197,440)
JPMorgan	27,625,000	Receive	1-Month USD-LIBOR	1.255	Monthly	12/01/14	12/01/18	120,188
JPMorgan	27,625,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	319,009
Morgan Stanley	16,750,000	Receive	1-Month USD-LIBOR	2.323	Monthly	3/29/11	3/29/16	(951,016)
								$ (709,259)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stock	$ 208,161,050	$ 37,425,016	$ –	$ 245,586,066
Convertible Preferred Securities	92,245	–	–	92,245
$25 Par (or similar) Retail Structures	58,047,710	4,443,522	–	62,491,232
Corporate Bonds	–	2,684,157	–	2,684,157
$1,000 Par (or similar) Institutional Structures	5,984,599	12,441,000	–	18,425,599
Short-Term Investments:
Repurchase Agreements	–	10,503,236	–	10,503,236
Derivatives:
Call Options Written	(1,539,375)	–	–	(1,539,375)
Interest Rate Swaps*	–	(709,259)	–	(709,259)
Total	$ 270,746,229	$ 66,787,672	$ –	$ 337,533,901

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $279,403,993.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 66,784,275
Depreciation	(6,405,733)

Net unrealized appreciation (depreciation) of investments	$ 60,378,542

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures classified as Level 2.
(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(7)	Perpetual security maturity date is not applicable.
(8)	Borrowings as a percentage of Total Investments is 28.3%.
(9)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $206,011,077 have been pledged as collateral for Borrowings.

(10)

Other Assets Less Liabilities includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(11)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
(13)	For fair value measurement disclosure purposes, $1,000 Par (or similar) Institutional Structures classified as Level 2.
N/A	Not applicable.
N/R	Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.              The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2013